UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2012

(Unaudited)

	Shares	Value
Europe Large Cap Stocks - 1.9%
ABB Ltd.	8,700	$164,169
ArcelorMittal ADR	7,500	129,975
Total SA ADR	4,000	192,440

		486,584

Global Large Cap Stocks - 7.7%
Cenovus Energy, Inc.	6,800	246,500
Diageo Plc ADR	3,000	303,360
Eni S.p.A. ADR	6,500	289,640
Sanofi-Aventis ADR	5,000	190,900
TE Connectivity Ltd.	10,500	382,830
Toronto Dominion Bank	3,500	295,575
TransCanada Corp.	6,000	263,880

		1,972,685

Global Mid Cap Stocks - 2.2%
Allied World Assurance Company Holdings	5,500	395,780
TransAlta Corp.	10,200	168,912

		564,692

International Large Cap Stocks - 3.8%
Astrazeneca PLC ADR	4,000	175,600
BCE, Inc.	7,000	283,710
RevenueShares ADR Fund	8,500	287,385
Sasol Ltd. ADR	5,000	237,150

		983,845

International Market Indexes - 2.3%
iShares MSCI Australia Index Fund	12,000	286,080
iShares MSCI Singapore Index Fund	23,000	299,230

		585,310

International Mid Cap Stocks - 1.1%
PartnerRe Ltd.	4,000	278,480

Japan Large Cap Stocks - 0.6%
Nippon Telegraph & Telephone Corp.	6,500	146,575

Latin America Large Cap Stocks - 3.8%
Companhia Siderurgica Nacional SA ADR	23,000	205,160
Ecopetrol SA ADR	4,500	291,150
Empresa Nacional de Electricidad SA ADR	4,300	234,866
Tim Participacoes SA ADR	8,000	239,440

		970,616

Pacific/Asia Large Cap Stocks - 1.1%
iShares MSCI Taiwan Index Fund	22,000	281,600

Pacific/Asia Market Indexes - 1.1%
iShares MSCI Pacific ex-Japan Index Fund	6,500	286,650

Scandinavia Large Cap Stocks - 0.9%
Statoil ASA ADR	9,000	242,190

United Kingdom Large Cap Stocks - 3.2%
Aviva plc ADR	26,000	260,780
BP plc	7,000	303,870
National Grid PLC ADR	4,500	243,405

		808,055

United Kingdom Mid Cap Stocks - 1.1%
Ensco PLC	5,000	273,250

U.S. Large Cap Stocks - 34.5%
Altria Group, Inc.	8,500	273,785
A T & T, Inc.	7,600	250,116
Baxter International, Inc.	4,000	221,640
Beam, Inc.	5,500	312,290
Blackrock, Inc.	1,500	287,370
Bristol-Myers Squibb Company	8,500	283,645
Caterpillar, Inc.	3,000	308,310

CIGNA Corporation	7,500	346,725
Coca Cola Co.	4,000	305,280
Colgate-Palmolive Co.	2,000	197,880
ConAgra Foods, Inc.	9,300	240,126
Dow Chemical Company	9,000	304,920
Eli Lilly & Co.	6,000	248,340
General Mills, Inc.	8,000	311,120
Goldman Sachs Group, Inc.	2,300	264,845
Honeywell International, Inc.	6,000	363,960
JPMorgan Chase & Co.	7,000	300,860
Kimberly-Clark Corporation	3,500	274,645
Lockheed Martin Corporation	3,100	280,674
Maxim Integrated Products, Inc.	7,500	221,850
McDonald’s Corp.	3,000	292,350
McGraw-Hill Companies, Inc.	5,500	270,435
Merck & Co., Inc.	7,000	274,680
Norfolk Southern Corp.	4,000	291,720
Omnicom Group, Inc.	4,500	230,895
Paychex, Inc.	8,000	247,840
Petroleum & Resources Corp.	8,000	205,440
PPG Industries, Inc.	3,500	368,340
Procter & Gamble Co.	3,000	190,920
Reynolds American, Inc.	6,500	265,395
Sysco Corporation	9,500	274,550
V. F. Corporation	2,000	304,100

		8,815,046

U.S. Micro Cap Stocks - 5.3%
Ennis, Inc.	17,000	267,920
Flushing Financial Corporation	19,000	247,570
Full Circle Capital Corporation	26,000	196,040
OceanFirst Financial Corp.	20,000	291,400
Speedway Motorsports, Inc.	21,000	358,260

		1,361,190

U.S. Mid Cap Stocks - 17.1%
AGL Resources, Inc.	5,500	216,865
Broadridge Financial Solutions, Inc.	15,000	348,150
Cleco Corporation	7,000	285,600
Chevron Corp.	2,300	245,088
DTE Energy Co.	5,000	281,900
Eastman Chemical Co.	8,000	431,760
Erie Indemnity Co.	3,500	269,150
Fortune Brands Home & Security, Inc.*	13,000	295,620
Legg Mason, Inc.	7,000	182,490
M & T Bank Corp.	2,500	215,675
Pinnacle West Capital Corp.	5,500	265,925
Rayonier, Inc.	6,000	272,100
SCANA Corp.	6,000	276,720
SeaDrill Ltd.	9,000	352,170
Sonoco Products Co.	6,600	218,658
Valley National Bancorp.	17,010	214,326

		4,372,197

U.S. REIT’s - 1.6%
Colony Financial, Inc.	9,000	152,910
CommonWealth REIT	14,000	262,500

		415,410

U.S. Small Cap Stocks - 9.0%
Ares Capital Corp.	17,000	272,680
Extra Space Storage, Inc.	11,000	333,850
HNI Corporation	8,000	192,960
Home Properties, Inc.	4,000	244,200
Horace Mann Educators Corporation	16,000	280,800
Laclede Group, Inc.	6,500	255,970
National Health Investors, Inc.	5,000	247,350
Northwest Bancshares, Inc.	20,000	246,400
Omega Healthcare Investors, Inc.	10,000	214,100

		2,288,310

TOTAL INVESTMENTS - 98.3% (cost $21,105,653)	25,132,685
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	432,088

Net Assets - 100.0%	$25,564,773

Cost for federal income tax purposes $21,105,653.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$4,256,236
Excess of tax cost over value	229,204

Net Appreciation	$4,027,032

*	Non-income producing security.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2012

(Unaudited)

	Shares	Value
Emerging Markets Growth - 0.6%
iShares MSCI Emerging Markets Index	6,000	$253,200

Emerging Markets Value - 1.8%
Guggenheim BRIC ETF	18,600	707,358

Europe Large Cap Stocks - 3.3%
Nestle SA ADR	2,900	177,306
Roche Holding, Ltd. ADR	6,000	274,920
Siemens AG ADR	1,800	167,166
Syngenta AG ADS	3,000	210,090
Telefonica SA ADR	11,000	160,930
Tenaris SA ADR	8,000	313,520

		1,303,932

Global Large Cap Stocks - 1.9%
Accenture PLC	3,600	233,820
SAP AG ADS	4,000	265,160
TE Connectivity Limited	7,000	255,220

		754,200

Global Market Indexes - 0.7%
Vanguard Total World Stock Index Fund	5,500	262,350

Global Mid Cap Stocks - 2.3%
Allied World Assurance Comapny Holdings Ltd.	6,000	431,760
Delhaize Group ADR	4,000	194,840
Lululemon Athletica, Inc.*	4,000	296,560

		923,160

International Large Cap Stocks - 2.6%
Agrium, Inc.	3,000	263,700
Brookfield Asset Management, Inc.	6,000	197,880
Infosys Technologies Ltd.	3,500	165,725
Valeant Pharmaceuticals International, Inc.*	7,500	417,225

		1,044,530

International Mid Cap Stocks - 0.9%
Accelrys, Inc.*	21,000	172,830
Elan Corporation plc ADR*	13,000	179,270

		352,100

International Small Cap Stocks - 0.6%
Mercer International, Inc.*	17,000	116,620
Schweitzer-Mauduit International, Inc.	2,000	135,640

		252,260

Latin America Large Cap Stocks - 5.3%
America Movil S.A.B. de C.V. ADR	11,000	293,150
BanColombia SA ADR	6,000	406,980
Banco Santander - Chile ADR	2,500	204,525
Enersis SA ADR	12,000	243,240
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	260,032
Grupo Televisa SA ADR	9,500	208,715
iShares S&P Latin America 40 Index	5,500	251,570
Sociedad Quimica Minera de Chile ADR	4,000	233,160

		2,101,372

Latin America Mid Cap Stocks - 0.8%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	329,080

Pacific/Asia Large Cap Stocks - 2.5%
BHP Billiton Ltd. ADR	2,800	208,040
CNOOC, Ltd. ADR	1,200	253,980
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	540,190

		1,002,210

Pacific/Asia Mid Cap Stocks - 0.6%
New Oriental Education & Technology Group, Inc.*	9,000	240,570

Scandinavia Large Cap Stocks - 0.8%
Novo Nordisk A/S ADR	2,000	294,040

Scandinavia Mid Cap Stocks - 0.6%
Autoliv, Inc.	3,500	219,590

United Kingdom Large Cap Stocks - 1.4%
GlaxoSmithKline PLC ADR	6,000	277,380
Tim Hortons, Inc.	5,000	288,450

		565,830

U.S. Large Cap Stocks - 19.9%
Allergan, Inc.	4,000	384,000
Amazon.com, Inc.	1,400	324,660
Apple, Inc.*	600	350,544
Broadcom Corp.	5,500	201,300
CA, Inc.	6,500	171,730
CF Industries Holdings, Inc.	2,400	463,344
eBay, Inc.*	7,000	287,350
Express Scripts Holding Company*	2,500	139,475
F5 Networks, Inc.*	1,500	200,895
FMC Technologies, Inc.*	6,000	282,000
Franklin Resources, Inc.	3,000	376,530
Hertz Global Holdings, Inc.*	13,500	208,035
Intel Corporation	8,400	238,560
Kohl’s Corp.	4,000	200,520
Laboratory Corporation of America Holdings, Inc.*	2,500	219,725
Lowe’s Companies, Inc.	12,000	377,640
Macy’s, Inc.	7,500	307,650
Markel Corp.*	1,000	440,280
Oracle Corp.	7,700	226,303
Precision Castparts Corp.	1,500	264,555
Praxair, Inc.	2,500	289,250
QUALCOMM, Inc.	3,500	223,440
Rackspace Hosting, Inc.*	3,900	226,551
Ross Stores, Inc.	5,000	307,950
Salesforce.com Inc.*	3,000	467,190
Ulta Salon, Cosmetics & Fragrance, Inc.	2,400	211,632
Ventas, Inc.	6,000	352,740
Western Digital Corporation*	4,500	174,645

		7,918,494

U.S. Micro Cap Stocks - 9.3%
Actuate Corp.*	30,000	213,000
Brooks Automation, Inc.	11,000	129,360
City Holding Company	4,500	150,075
Cost Plus, Inc.*	10,000	193,700
Envestnet, Inc.*	19,000	237,690
Epoch Holding Corp.	8,000	216,000
Financial Engines, Inc.*	6,200	141,608
Newport Corp.*	8,000	136,560
PDF Solutions, Inc.*	16,500	145,530
Royce Micro-Cap Trust, Inc.	38,000	357,580
Rudolph Technologies, Inc.*	22,000	237,600
TPC Group, Inc.*	3,500	146,930
TriMas Corporation*	5,700	125,457
UFP Technologies, Inc.*	22,000	400,180
U.S. Ecology, Inc.	13,000	281,840
Virtus Investment Partners, Inc.*	5,500	464,200
Western Refining, Inc.	7,000	133,350

		3,710,660

U.S. Mid Cap Stocks - 26.7%
Amdocs Ltd.*	7,000	224,000
Ansys, Inc.*	4,500	301,815
AptarGroup, Inc.	7,000	381,570
BE Aerospace, Inc.*	10,000	470,300
Bio-Rad Laboratories, Inc.*	2,500	269,975
Copart, Inc.*	11,000	290,510
CoreLogic, Inc.*	11,000	183,700
Ecolab, Inc.	4,940	314,629
Factset Research Systems, Inc.	2,000	209,720
Flowserve Corp.	2,400	275,832
FMC Corp.	3,000	331,350
Genesee & Wyoming, Inc.*	4,500	242,595

Harris Corp.	6,600	300,564
IDEX Corporation	9,000	389,790
Landstar Systems, Inc.	4,300	230,351
LKQ Corp.	14,500	485,025
Mednax Services, Inc.*	4,800	337,152
Micros Systems, Inc.*	9,000	511,470
Monster Beverage Corporation*	6,000	389,760
Nu Skin Enterprises, Inc.	3,000	159,900
Panera Bread Co.*	1,700	268,464
Parametric Technology Corporation	16,000	345,280
Quality Systems, Inc.	6,000	224,400
Regal Beloit Corp.	4,500	304,380
Rockwood Holdings, Inc.*	5,000	276,700
Sauer-Danfoss, Inc.	2,700	116,937
Tractor Supply Company	4,000	393,640
Triumph Group, Inc.	5,000	314,100
Towers Watson & Co.	3,700	241,980
United Rentals, Inc.*	6,000	280,080
VeriFone Systems, Inc.*	4,000	190,560
Verisk Analytics, Inc.*	12,000	587,400
Wabtec Corp.	5,000	388,900
Waste Connnections, Inc.	11,550	372,257

		10,605,086

U.S. Small Cap Stocks - 16.3%
Aaron’s, Inc.	4,500	122,265
Aircastle Ltd.	37,000	449,550
Biglari Holdings, Inc.*	800	325,064
Buckeye Technologies, Inc.	3,800	123,158
Cabela’s, Inc.*	16,000	604,960
Coinstar, Inc.*	4,000	251,160
Constant Contact, Inc.*	6,000	145,020
Curtiss-Wright Corp.	9,000	317,610
GreatBatch, Inc.*	11,000	256,190
Hexcel Corp.*	8,000	219,040
ICU Medical, Inc.*	9,500	498,655
Interline Brands, Inc.*	14,500	305,080
Littlefuse, Inc.	5,000	313,350
NewMarket Corp.	800	178,576
Parexel International Corp.*	16,000	431,040
ProAssurance Corporation	2,900	255,461
PriceSmart, Inc.	2,500	206,350
Regis Corporation	8,500	155,975
Robbins & Myers, Inc.	7,000	340,970
Teledyne Technologies, Inc.*	6,300	407,106
Toro Co.	4,900	350,154
VCA Antech, Inc.*	9,000	212,940

		6,469,674

TOTAL INVESTMENTS - 98.9% (cost $26,369,975)		39,309,696
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		423,001

Net Assets - 100.0%		$39,732,697

Cost for federal income tax purposes $26,369,975.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$13,161,010
Excess of tax cost over value	221,289

Net Appreciation	$12,939,721

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2012

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 3.6%
iShares JPMorgan USD Emerging Markets Bond	10,800	$1,234,116
PowerShares Emerging Markets Sovereign Debt Portfolio	170,100	4,846,149
WisdomTree Emerging Markets Corporate Bond Fund	16,000	1,200,000

		7,280,265

Global Corporate Bonds - 2.9%
Helios Multi-Sector High Income Fund	73,300	444,931
Helios Strategic Income Fund, Inc.	57,400	346,122
Invesco Van Kampen Dynamic Credit Opportunities Fund	88,000	1,049,840
Managed High Yield Plus Fund, Inc.	498,000	1,125,480
PIMCO Strategic Global Government Fund, Inc.	45,100	511,885
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	884,520
Wells Fargo Advantage Multi-Sector Income Fund	40,000	616,000
Western Asset Managed High Income Fund, Inc.	144,300	920,634

		5,899,412

International Debt - 2.9%
Aberdeen Asia-Pacific Income Fund, Inc.	43,000	324,650
Market Vectors International High Yield Bond ETF	107,000	2,689,980
SPDR Barclays Capital Short Term High Yield Bond ETF	90,000	2,716,200

		5,730,830

International Government Bonds - 0.4%
Market Vectors Emerging Markets Local Currency Bond ETF	30,000	792,600

U.S. Corporate Bonds - 33.9%
American Income Fund, Inc.	100,300	793,373
Apollo Investment Corporation	239,800	1,738,550
Apollo Senior Floating Rate Fund, Inc.	36,000	659,880
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	544,380
Barclays Bank Plc, 0.0%, due 2/26/2030	$500,000	475,000
BlackRock Corporate High Yield Fund III, Inc.	108,000	818,640
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,132,770
BlackRock Credit Allocation Income Trust III	57,000	651,510
BlackRock Kelso Capital Corporation	123,000	1,186,950
Credit Suisse Asset Management Income Fund, Inc.	135,000	519,750
Credit Suisse High Yield Bond Fund, Inc.	279,000	867,690
Dreyfus High Yield Strategies Fund	243,000	1,134,810
First Trust Strategic High Income Fund II	90,900	1,576,206
Helios Advantage Income Fund, Inc.	48,000	437,280
Invesco Van Kampen High Income Trust II	30,000	514,200
iShares iBoxx $ High Yield Corporate Bond	182,000	16,598,400
iShares iBoxx $ Investment Grade Corporate Bond	59,000	990,080
iShares S&P U.S. Preferred Stock Index	108,000	4,205,520
MFS Intermediate High Income Fund	82,000	264,040
PIMCO High Income Fund	80,000	1,043,200
PIMCO Income Opportunity Fund	11,000	294,140
Pioneer High Income Trust	36,500	620,500
PowerShares Financial Preferred	169,000	3,011,580
PowerShares High Yield Corporate Bond	580,000	10,875,000
SPDR Barclays Capital High Yield Bond ETF	437,700	17,389,821

		68,343,270

U.S. Large Cap Stocks - 1.2%
BlackRock Enhanced Capital and Income Fund	38,000	509,200
CenturyLink, Inc.	24,200	933,152
Guggenheim Multi-Asset Income Index ETF	43,000	940,410

		2,382,762

U.S. Micro Cap Stocks - 11.3%
Arlington Asset Investment Corp.	35,000	822,850
Crexus Investment Corp.	171,000	1,793,790
Fidus Investment Corp.	56,500	766,140
Golub Capital BDC, Inc.	86,200	1,280,932
Home Loan Servicing Solutions, Ltd.	50,000	693,000
Horizon Technology Finance Corp.	144,000	2,445,120
Kohlberg Capital Corporation	145,000	894,650

MCG Capital Corp	367,000	1,537,730
Medley Capital Corp.	218,000	2,461,220
New Mountain Finance Corporation	87,000	1,175,370
NGP Capital Resources Company	269,600	1,641,864
PennantPark Floating Rate Capital Ltd.	72,000	847,440
PennantPark Investment Corp.	212,000	2,215,400
TCP Capital Corp.	81,000	1,168,830
THL Credit, Inc.	103,000	1,297,800
TICC Capital Corp.	190,000	1,749,900

		22,792,036

U.S. Mid Cap Stocks - 3.5%
Ares Capital Corporation	241,700	3,876,868
Capstead Mortgage Corp.	179,000	2,457,670
Windstream Corporation	58,000	651,920

		6,986,458

U.S. Municipal Bonds - 6.7%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	191,600
Market Vectors High-Yield Muni ETF	132,000	4,189,680
PowerShares Build America Bond Portfolio	311,000	9,165,170

		13,546,450

U.S. REIT’s - 23.8%
A G Mortgage Investment Trust, Inc.	112,000	2,217,600
American Capital Agency Corp.	54,000	1,686,960
Annaly Capital Management, Inc.	691,000	11,277,120
Anworth Mortgage Asset Corp.	297,000	2,001,780
ARMOUR Residential REIT, Inc.	264,000	1,842,720
Apollo Commercial Real Estate Finance, Inc.	20,000	322,600
Chimera Investment Corp.	681,000	1,968,090
CommonWealth REIT	52,000	975,000
CYS Investments, Inc.	232,000	3,185,360
Dynex Capital, Inc.	217,000	2,046,310
Hatteras Financial Corp.	65,000	1,893,450
Invesco Mortgage Capital, Inc.	201,000	3,545,640
Medical Properties Trust, Inc.	143,000	1,341,340
MFA Financial, Inc.	403,000	2,974,140
NorthStar Realty Finance Corp.	446,800	2,660,760
One Liberty Properties, Inc.	113,000	2,136,830
Resource Capital Corp.	472,000	2,548,800
Starwood Property Trust, Inc.	76,000	1,586,120
Two Harbors Investment Corp.	161,000	1,684,060

		47,894,680

U.S. Small Cap Stocks - 7.6%
Compass Diversified Holdings	114,000	1,673,520
Fifth Street Finance Corp.	215,500	2,116,210
Hercules Technology Growth Capital, Inc.	125,000	1,426,250
Newcastle Investment Corp.	330,000	2,333,100
Prospect Capital Corporation	178,000	1,943,760
Solar Capital Ltd.	102,000	2,117,520
Solar Senior Capital Ltd.	86,100	1,395,681
Triangle Capital Corporation	101,700	2,055,357
World Wrestling Entertainment, Inc.	40,800	321,504

		15,382,902

TOTAL INVESTMENTS - 97.8% (cost $194,951,918)		197,031,665
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		4,403,094

Net Assets - 100.0%		$201,434,759

Cost for federal income tax purposes $194,951,918.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,268,797
Excess of tax cost over value	5,189,050

Net Appreciation	$2,079,747

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2012

(Unaudited)

	Shares	Value
Emerging Markets Debt - 24.2%
iShares JP Morgan Emerging Markets Bond Fund	7,500	$857,025
Market Vectors Emerging Markets Local Currency Bond ETF	55,000	1,453,100
PowerShares Emerging Markets Sovereign Debt Portfolio	93,000	2,649,570

		4,959,695

Global Corporate Bonds - 21.4%
iShares Barclays Credit Bond Fund	7,500	828,300
PIMCO Investment Grade Corporate Bond Index ETF	8,000	837,440
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	15,000	510,300
Vanguard Intermediate-Term Corporate Bond ETF	20,500	1,736,965
Vanguard Short-Term Corporate Bond ETF	6,000	475,320

		4,388,325

Global Government Bonds - 3.8%
iShares Barclays Aggregate Bond Fund	4,500	497,655
iShares Barclays Government/Credit Bond Fund	2,500	285,150

		782,805

International Debt - 8.6%
Aberdeen Asia-Pacific Income Fund, Inc.	143,000	1,079,650
Market Vectors International High Yield Bond ETF	27,000	678,780

		1,758,430

U.S. Corporate Bonds - 29.5%
BlackRock Credit Allocation Income Trust, Inc.	40,000	403,200
iShares iBoxx $ High Yield Bond Fund	9,000	820,800
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,000	4,426,240
Western Asset Global Corporate Defined Opportunity Fund, Inc.	20,000	385,600

		6,035,840

U.S. Government Bonds & Notes - 11.5%
iShares Barclays Intermediate Government/Credit Bond Fund	4,500	503,550
SPDR Barclays Capital Aggregate Bond ETF	17,000	991,100
SPDR Barclays Capital Motgage Backed Bond ETF	31,000	855,910

		2,350,560

TOTAL INVESTMENTS - 99.0% (cost $19,830,371)		20,275,655
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		198,154

Net Assets - 100.0%		$20,473,809

Cost for federal income tax purposes $19,830,371.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$469,941
Excess of tax cost over value	24,657

Net Appreciation	$445,284

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2012

(Unaudited)

	Shares	Value
Emerging Markets Growth - 1.1%
SPDR S&P BRIC 40 ETF	10,000	$242,600

Gobal Mid Cap Stocks - 0.7%
UTi Worldwide, Inc.	9,500	158,365

United Kingdom Small Cap Stocks - 0.6%
WNS Holdings Ltd.*	13,000	144,690

U.S. Large Cap Stocks - 40.1%
Abbott Laboratories	3,000	186,180
Ameriprise Financial, Inc.	5,000	271,050
Amgen, Inc.	5,000	355,550
Applied Materials, Inc.	23,500	281,765
Boeing Company	4,500	345,600
Capital One Financial Corp.	5,000	277,400
Chevron Corp.	2,500	266,400
Chubb Corporation	3,700	270,359
Cisco Systems, Inc.	7,500	151,125
ConocoPhillips	3,500	250,705
CVS Caremark Corp.	6,000	267,720
Dollar Tree, Inc.*	2,500	254,150
du Pont (E.I.) de Nemours & Co.	3,000	160,380
eBay, Inc.*	8,000	328,400
International Business Machines, Inc.	1,000	207,080
Intuit, Inc.	6,500	376,805
Invesco Holding Co. Ltd.	11,500	285,660
Johnson & Johnson	4,000	260,360
Lowe’s Companies, Inc.	8,700	273,789
Martin Marietta Materials, Inc.	3,000	248,640
National Oilwell Varco, Inc.	4,000	303,040
Noble Energy, Inc.	1,800	178,776
Nordstrom, Inc.	5,200	290,472
Omnicom Group, Inc.	4,000	205,240
Pall Corporation	2,500	149,025
Precision Castparts Corp.	2,000	352,740
Rockwell Collins, Inc.	4,500	251,505
Royce Value Trust, Inc.	20,000	274,800
Russell 1000 Low Volatility ETF	5,000	259,845
Schlumberger Ltd.	4,000	296,560
Spectra Energy Corp.	5,900	181,366
Travelers Companies, Inc.	4,000	257,280
United Technologies Corp.	4,500	367,380
Wells Fargo & Company	8,000	267,440
Western Union Co.	14,000	257,320

		9,211,907

U.S. Micro Cap Stocks - 7.5%
Aceto Corporation	16,400	147,600
Graham Corporation	10,000	220,800
KMG Chemicals, Inc.	13,000	224,120
Measurement Specialties, Inc.*	7,000	250,110
Middleby Corporation*	1,500	152,205
ScanSource, Inc.*	7,000	230,720
Teche Holding Company	4,000	149,320
TNS, Inc.*	7,000	142,800
U. S. Ecology, Inc.	10,000	216,800

		1,734,475

U.S. Mid Cap Stocks - 29.9%
Ball Corp.	7,000	292,320
Brown & Brown, Inc.	9,500	256,215
Bunge Ltd.	2,300	148,350
Carter’s, Inc.*	3,000	162,900
Corn Products International, Inc.	5,000	285,300
Dr. Pepper Snapple Group, Inc.	5,500	223,190

Fidelity National Financial, Inc.	16,000	308,320
Flowserve Corporation	1,800	206,874
FMC Corp.	2,000	220,900
Gen-Probe, Inc.*	3,000	244,650
ITT Educational Services, Inc.*	2,300	151,846
Kennametal, Inc.	4,000	168,920
Kirby Corp.*	4,000	265,480
Lam Research Corporation*	5,000	208,250
Noble Corp.	5,500	209,330
Owens-Illinois, Inc.*	11,000	255,750
Packaging Corp. of America	6,500	189,735
Principal Financial Group, Inc.	6,000	166,020
Post Holdings, Inc.*	4,500	133,875
Ralcorp Holdings, Inc.*	3,000	218,430
Reinsurance Group of America, Inc.	4,500	261,630
Rosetta Resources, Inc.*	4,500	226,215
Sigma-Aldrich Corp.	4,500	319,050
Silgan Holdings, Inc.	6,500	285,155
Stericycle, Inc.*	2,500	216,500
Tempur Pedic International, Inc.*	3,000	176,520
Valmont Industries, Inc.	1,250	154,913
VeriFone Systems, Inc.*	6,000	285,840
Vishay Intertechnology, Inc.*	19,000	213,180
WABCO Holdings, Inc.*	2,600	163,878
Weight Watchers International, Inc.	3,500	265,860

		6,885,396

U.S. Small Cap Stocks - 18.9%
Altisource Portfolio Solutions S.A.*	2,500	149,575
A. O. Smith Corp.	4,500	214,200
Astec Industries, Inc.*	8,000	250,320
Babcock & Wilcox Company*	6,000	147,600
Diamond Hill Investment Group, Inc.	3,000	227,670
Fair Isacc Corp.	7,000	300,300
First Niagara Financial Group, Inc.	22,000	196,680
Graco, Inc.	5,000	266,550
Granite Construction, Inc.	5,500	153,120
Janus Capital Group, Inc.	34,000	257,720
Jos. A. Bank Clothiers, Inc.*	5,000	237,750
Medicis Pharmaceutical Corp.	8,000	307,760
OM Group, Inc.*	9,500	229,140
Par Pharmaceutical Companies, Inc.*	10,000	423,400
ProAssurance Corp.	3,000	264,270
Russell 2000 Low Volatility ETF	5,000	255,490
Total System Services, Inc.	13,500	317,520
Veeco Instruments, Inc.*	5,200	156,988

		4,356,053

TOTAL INVESTMENTS - 98.8% (cost $18,113,226)		22,733,486
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		272,442

Net Assets - 100.0%		$23,005,928

Cost for federal income tax purposes $18,113,226.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$4,821,982
Excess of tax cost over value	201,722

Net Appreciation	$4,620,260

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2012

(Unaudited)

	Shares	Value
Growth Funds - 34.7%
API Efficient Frontier Growth Fund*	1,105,679	$11,598,577

Income Funds - 31.5%
API Efficient Frontier Capital Income Fund	273,757	10,520,492

Value Funds - 33.4%
API Efficient Frontier Value Fund*	858,955	11,175,000

TOTAL INVESTMENTS - 99.6% (cost $24,696,219)		33,294,069
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		128,598

Net Assets - 100.0%		$33,422,667

Cost for federal income tax purposes $24,979,517.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,371,080
Excess of tax cost over value	56,528

Net Appreciation	$8,314,552

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2012, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,276,330	$—	$—	$23,276,330
Exchange Traded Funds	1,440,945	—	—	1,440,945
Real Estate Investment Trusts	415,410	—	—	415,410

Total	$25,132,685	$—	$—	$25,132,685

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$357,580	$—	$—	$357,580
Common Stocks	37,477,638	—	—	37,477,638
Exchange Traded Funds	1,474,478	—	—	1,474,478

Total	$39,309,696	$—	$—	$39,309,696

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$20,665,181	$—	$—	$20,665,181
Common Stocks	45,531,598	—	—	45,531,598
Corporate Bonds	—	1,019,380	—	1,019,380
Exchange Traded Funds	81,729,226	—	—	81,729,226
Municipal Bonds	—	191,600	—	191,600
Real Estate Investment Trusts	47,894,680	—	—	47,894,680

Total	$195,820,685	$1,210,980	$—	$197,031,665

Multiple Index Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$1,868,450	$—	$—	$1,868,450
Exchange Traded Funds	18,407,205	—	—	18,407,205

Total	$20,275,655	$—	$—	$20,275,655

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$274,800	$—	$—	$274,800
Common Stocks	21,700,751	—	—	21,700,751
Exchange Traded Funds	757,935	—	—	757,935

Total	$22,733,486	$—	$—	$22,733,486

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$33,294,069	$—	$—	$33,294,069

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 7, 2012

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: June 7, 2012